Leases - Schedule of Carrying Amount of Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	$ 589,721	$ 778,414
Additions		419,394
Remeasurement on lease modifications	884,288	134,429
Depreciation charge	(712,003)	(743,956)	$ (871,157)
Exchange realignment	(18,199)	1,440
Balance ending	743,807	589,721	778,414
Office premises [Member]
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	583,078	775,876
Additions		412,276
Remeasurement on lease modifications	884,288	134,429
Depreciation charge	(710,579)	(740,950)
Exchange realignment	(18,231)	1,447
Balance ending	738,556	583,078	775,876
Office equipment [Member]
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	6,643	2,538
Additions		7,118
Remeasurement on lease modifications
Depreciation charge	(1,424)	(3,006)
Exchange realignment	32	(7)
Balance ending	$ 5,251	$ 6,643	$ 2,538